                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN SENIOR INCOME TRUST
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                          STATED
(000)       BORROWER                                              COUPON       MATURITY *       VALUE
----------------------------------------------------------------------------------------------------------
            VARIABLE RATE** SENIOR LOAN INTERESTS  179.7%
            AEROSPACE/DEFENSE  2.9%
$     9,660 Alion Science and
               Technology Corp.,
               Term Loan ...................................        7.33%      02/06/13     $    7,969,754
      2,756 Apptis, Inc., Term Loan ........................        5.95
                                                                      to
                                                                    6.12       12/20/12          2,342,541
      2,175 Atlantic Marine Services,
               Term Loan ...................................        6.25
                                                                      to
                                                                    6.63       03/22/14          2,110,132
      3,341 DeCrane Aircraft
               Holdings, Inc., Term
               Loan ........................................        5.48       02/21/13          3,074,018
      8,550 IAP Worldwide
               Services, Inc., Term
               Loan ........................................        9.00       12/30/12
                                                                      to             to
                                                                   14.50       06/30/13          6,902,217
      4,696 ILC Industries, Inc.,
               Term Loan ...................................        4.92       02/24/12          4,508,160
      2,684 Primus International,
               Inc., Term Loan .............................        5.24       06/07/12          2,428,975
      1,089 Tri-Star Electronics
               International, Term
               Loan ........................................        5.70
                                                                      to
                                                                    7.85       02/02/13            990,990
      4,559 Vangent, Inc., Term
               Loan ........................................        4.93
                                                                      to
                                                                    5.35       02/14/13          4,160,386
        625 Wesco Aircraft
               Hardware Corp., Term
               Loan ........................................        8.45       03/28/14            610,938
                                                                                            --------------
                                                                                                35,098,111
                                                                                            --------------
            AUTOMOTIVE  5.6%
      3,661 Accuride Corp., Term
               Loan (a) ....................................        6.23
                                                                      to
                                                                    6.31       01/31/12          3,551,299
      1,970 Acument Global
               Technologies, Inc.,
               Term Loan ...................................        6.20       08/11/13          1,832,100
      3,000 Dana Corp., Term Loan ..........................        6.75       01/31/15          2,905,314
     21,009 Ford Motor Co., Term
               Loan ........................................        5.80       12/15/13         19,358,164
      3,403 Heartland Automotive

               Holdings, Inc., Term
               Loan (b) ....................................        7.75       02/27/12          2,381,896
      8,952 MetoKote Corp., Term
               Loan ........................................        5.70
                                                                      to
                                                                    7.00       11/27/11          8,012,032
      2,180 Navistar International
               Corp., Revolving
               Credit Agreement ............................        5.90
                                                                      to
                                                                    6.15       01/19/12          2,042,387
      5,995 Navistar International
               Corp., Term Loan ............................        6.15
                                                                      to
                                                                    6.29       01/19/12          5,616,566
        611 Performance
               Transportation
               Services, Inc.,
               Revolving Credit
               Agreement (b) ...............................       10.32       01/26/12            504,477
        420 Performance
               Transportation
               Services, Inc., Term
               Loan (b) ....................................        9.25       01/26/12            346,421
      6,948 Polypore, Inc., Term
               Loan ........................................        5.11       07/03/14          6,634,863
      1,451 Precision Partners, Inc.,
               Term Loan ...................................        9.20       10/27/13          1,276,896
      7,374 Sensata Technologies,
               Inc., Term Loan .............................        4.65
                                                                      to
                                                                    4.66       04/27/13          6,734,632
      2,000 United Components,
               Inc., Term Loan .............................        4.72
                                                                      to
                                                                    5.10       06/30/12          1,937,500
      4,866 Veyance Technologies,
               Inc., Term Loan .............................        5.37
                                                                      to
                                                                    5.40       07/31/14          4,032,674
                                                                                            --------------
                                                                                                67,167,221
                                                                                            --------------
            BANKING  1.0%
     13,489 Dollar Financial Corp.,
               Term Loan ...................................        5.45
                                                                      to
                                                                    5.70       10/30/12         11,870,381
                                                                                            --------------
            BEVERAGE, FOOD & TOBACCO  13.8%
      9,248 Advantage Sales &
               Marketing, LLC, Term
               Loan ........................................        4.70
                                                                      to
                                                                    4.73       03/29/13          8,739,095
      3,236 BE Foods Investments
               Inc., Term Loan (c) .........................        7.97       07/11/12          2,702,081
      7,971 Birds Eye Foods, Inc., Term
               Loan ........................................        4.45       02/23/13
                                                                      to             to
                                                                    5.09       03/22/13          7,617,019
      8,452 Coleman Natural Foods,
               LLC, Term Loan ..............................        8.50       08/22/12          7,282,773
      3,550 Coleman Natural Foods,
               LLC, Term Loan (c) ..........................       13.50       08/22/13          2,337,325

      7,431 Culligan International
               Co., Term Loan ..............................        4.95
                                                                      to
                                                                    5.13       11/24/12          5,517,680
      4,925 DCI Cheese Co., Term
               Loan ........................................        5.95       08/07/13          4,457,125
     38,849 Dole Food Co., Inc.,
               Term Loan ...................................        4.71
                                                                      to
                                                                    6.00       04/12/13         36,299,697
     10,933 DS Waters of America,
               Inc., Term Loan .............................        5.11       10/25/12         10,167,265
      4,950 DSW Holdings, Inc.,
               Term Loan ...................................        6.71       03/07/12          4,560,188
      9,987 Farley's & Sathers
               Candy Co., Inc., Term
               Loan ........................................        6.44       06/15/10
                                                                      to             to
                                                                   12.91       03/24/11          9,487,545
      5,910 FSB Holdings, Inc.,
               Term Loan ...................................        4.94       09/29/13
                                                                      to             to
                                                                    8.44       03/29/14          5,437,200
      6,481 Michelina's, Inc., Term
               Loan ........................................        6.00
                                                                      to
                                                                    6.13       04/02/11          6,221,864
      6,227 OSI Group, LLC, Term
               Loan ........................................        4.67       09/02/11          5,479,400
      6,675 PBM Products, LLC,
               Term Loan ...................................        5.37       09/29/12          6,157,299
      8,608 Pierre Foods, Inc., Term
               Loan ........................................        6.97       06/30/10          5,337,089
     37,502 Pinnacle Foods Finance,
               LLC, Term Loan ..............................        5.42
                                                                      to
                                                                    5.45       04/02/14         35,079,944
        280 Pinnacle Foods Group,
               Inc., Revolving Credit
               Agreement ...................................        6.75       04/02/13            231,000
      1,093 Smart Balance, Inc.,
               Term Loan ...................................        5.67       05/18/14          1,043,989
                                                                                            --------------
                                                                                               164,155,578
                                                                                            --------------
            BROADCASTING - CABLE  6.7%
      4,195 Cequel
               Communications,
               LLC, Term Loan ..............................        4.73
                                                                      to
                                                                    6.00       04/04/13          3,835,251
     56,381 Charter
               Communications
               Operating, LLC, Term
               Loan ........................................        4.89       03/06/14
                                                                      to             to
                                                                    5.17       09/06/14         49,651,040
        746 CW Media Holdings,
               Inc., (Canada) Term
               Loan ........................................        5.95       02/15/15            723,862
      2,463 Discovery
               Communications
               Holding, LLC, Term

               Loan ........................................        4.70       05/14/14          2,391,522
      7,402 Knology, Inc., Term
               Loan ........................................        4.93       06/30/12          6,772,487
     11,172 MCC Iowa LLC, Term
               Loan ........................................        4.21       03/31/10
                                                                      to             to
                                                                    4.65       01/31/15         10,177,115
      2,370 Mediacom Illinois, LLC,
               Term Loan ...................................        4.46
                                                                      to
                                                                    4.65       01/31/15          2,143,369
      4,963 RCN Corp., Term Loan ...........................        5.00       05/25/14          4,342,187
                                                                                            --------------
                                                                                                80,036,833
                                                                                            --------------
            BROADCASTING - DIVERSIFIED  1.4%
      8,700 Alpha Topco, Ltd.,
               (United Kingdom)
               Term Loan (a) ...............................        7.09       12/31/13
                                                                      to             to
                                                                    8.22       06/30/14          8,013,627
      4,856 Cumulus Media, Inc.,
               Term Loan ...................................        4.47
                                                                      to
                                                                    4.61       06/11/14          4,185,037
      4,618 NEP II, Inc., Term Loan ........................        4.95       02/16/14          4,193,174
                                                                                            --------------
                                                                                                16,391,838
                                                                                            --------------
            BROADCASTING - RADIO  3.9%
      5,000 Citadel Broadcasting
               Corp., Term Loan ............................        4.31
                                                                      to
                                                                    4.50       06/12/14          4,312,500
      6,798 CMP KC, LLC, Term
               Loan ........................................        6.75       05/03/11          5,268,694
     13,716 CMP Susquehanna
               Corp., Term Loan ............................        4.76
                                                                      to
                                                                    4.93       05/05/13         10,744,342
      4,611 Emmis Operating Co.,
               Term Loan ...................................        4.67       11/01/13          4,015,841
      1,764 LBI Media, Inc., Term
               Loan ........................................        4.36       03/31/12          1,587,600
      4,916 Multicultural Radio
               Broadcasting, Inc.,
               Term Loan ...................................        5.75       12/18/12
                                                                      to             to
                                                                    8.75       06/18/13          4,633,235
      8,067 NextMedia Operating,
               Inc., Term Loan .............................        6.72       11/15/12
                                                                      to             to
                                                                   10.86       11/15/13          7,080,110
      2,716 Regent Broadcasting,
               LLC, Term Loan ..............................        4.95       11/21/13          2,369,383
      7,368 Spanish Broadcasting
               System, Inc., Term
               Loan ........................................        4.45       06/11/12          6,225,699
                                                                                            --------------
                                                                                                46,237,404
                                                                                            --------------
            BROADCASTING - TELEVISION  5.0%
        973 Barrington
               Broadcasting, LLC,
               Term Loan ...................................        4.95
                                                                      to
                                                                    5.32       08/12/13            923,905
      4,146 NV Broadcasting, LLC,
               Term Loan ...................................        6.08       11/01/13          3,627,604

      3,632 Sunshine Acquisition,
               Ltd., Term Loan .............................        5.07       03/20/12          3,286,895
     60,000 Univision
               Communications, Inc.,
               Term Loan ...................................        5.11       03/29/09
                                                                      to             to
                                                                    5.36       09/29/14         51,266,175
                                                                                            --------------
                                                                                                59,104,579
                                                                                            --------------
            BUILDINGS & REAL ESTATE  5.1%
      2,421 California Coastal
               Communities, Inc.,
               Term Loan ...................................        5.50       09/15/11          2,323,968
      2,500 El Ad IDB Las Vegas,
               LLC, Term Loan ..............................        5.47       08/10/08          2,362,500
     14,820 Ginn LA CS Borrower,
               LLC, Term Loan ..............................        6.10
                                                                      to
                                                                    6.20       06/08/11         10,917,405
      6,000 Ginn LA CS Borrower,
               LLC, Term Loan (c) ..........................       10.20       06/08/12          3,150,000
      5,351 Kuilima Resort Co.,
               Term Loan (d) ...............................       10.50       09/30/11          1,649,906
      5,200 Kyle Acquisition Group,
               LLC, Term Loan ..............................        6.00       07/20/09
                                                                                     to
                                                                               07/20/11          2,236,000
        602 Lake at Las Vegas Joint
               Venture, LLC,
               Revolving Credit
               Agreement (c)(d) ............................       14.10       06/20/12            191,088
      1,000 Lake at Las Vegas Joint
               Venture, LLC, Term
               Loan (e).....................................       10.00       03/17/08          1,000,000
      4,548 Lake at Las Vegas Joint
               Venture, LLC, Term
               Loan (c)(d) .................................       14.10
                                                                      to
                                                                   15.30       06/20/12          1,444,115
      3,817 Landsource
               Communities
               Development, LLC,
               Term Loan ...................................        6.75       02/27/13          2,707,112
      4,224 LNR Property Corp.,
               Term Loan ...................................        6.36       07/12/11          3,536,282
      4,211 NLV Holdings, LLC,
               Term Loan ...................................        6.86       05/09/11
                                                                      to             to
                                                                   11.11       05/30/12          1,808,101
      4,950 Realogy Corp., Term
               Loan ........................................        5.55
                                                                      to
                                                                    5.72       10/10/13          4,248,518
      1,788 Shea Capital I, LLC,
               Term Loan ...................................        4.87
                                                                      to
                                                                    5.50       10/27/11          1,421,202
      1,546 Shea Mountain House,
               LLC, Term Loan ..............................        4.86       05/11/11          1,190,482
      3,908 South Edge, LLC, Term

               Loan ........................................        5.00       10/31/08
                                                                      to             to
                                                                    5.25       10/31/09          2,519,286
        540 Standard Pacific Corp.,
               Term Loan ...................................        4.82       05/05/13            424,800
      5,946 Tamarack Resort, LLC,
               Term Loan ...................................        5.95
                                                                      to
                                                                    9.25       05/19/11          4,281,120
      9,750 WCI Communities, Inc,
               Term Loan ...................................        7.98       12/23/10          8,539,372
      5,260 Yellowstone
               Development, LLC,
               Term Loan ...................................        5.24       09/30/10          4,391,976
                                                                                            --------------
                                                                                                60,343,233
                                                                                            --------------
            BUSINESS EQUIPMENT & SERVICES  6.8%
      1,642 Audio Visual Services
               Corp., Term Loan ............................        4.95       02/28/14          1,452,949
      1,238 BakerCorp, Term Loan ...........................        5.15
                                                                      to
                                                                    5.32       05/08/14          1,141,594
      5,725 Cellnet Group, Inc.,
               Term Loan ...................................        6.00
                                                                      to
                                                                    6.25       07/22/11          5,137,131
      2,638 Contec, LLC,
               Term Loan ...................................        4.75       06/15/12          2,513,085
      5,474 Edwards (Cayman
               Islands II) Ltd., Term
               Loan ........................................        5.09       05/31/14
                                                                      to             to
                                                                    8.84       11/30/14          3,740,050
      4,109 First American Payment
               Systems, LP, Term
               Loan ........................................        6.13
                                                                      to
                                                                    7.00       10/06/13          3,759,278
      2,185 GSI Holdings, LLC
               Term Loan ...................................        6.09       08/01/14          2,015,557
      4,963 HydroChem Industrial
               Services, Inc., Term
               Loan ........................................        5.34
                                                                      to
                                                                    6.25       07/12/13          4,788,813
      2,176 Information Resources,
               Inc., Term Loan..............................        4.49
                                                                      to
                                                                    4.84       05/16/14          1,843,987
      3,357 InfoUSA, Inc., Term
               Loan ........................................        4.70       02/14/12          3,222,252
      5,589 KAR Holdings, Inc.,
               Term Loan ...................................        4.95       10/20/13          5,313,167
      2,930 Katun Corp.,
               Term Loan ...................................        7.63       06/30/09          2,798,390
      8,083 NCO Financial Systems,
               Term Loan ...................................        6.95
                                                                      to
                                                                    7.35       05/15/13          7,571,032
      6,908 RGIS Services, LLC,
               Term Loan ...................................        5.20
                                                                      to
                                                                    5.40       04/30/14          5,988,026
      1,985 SMG Holdings, Inc.,
               Term Loan ...................................        5.63
                                                                      to
                                                                    6.24       07/27/14          1,855,975
      1,488 Valassis

               Communications, Inc.,
               Term Loan ...................................        4.45
                                                                      to
                                                                    6.00       03/02/14          1,388,060
     27,487 VNU, Inc., Term Loan ...........................        5.10       08/09/13         26,067,119
                                                                                            --------------
                                                                                                80,596,465
                                                                                            --------------
            CHEMICALS, PLASTICS & RUBBER  7.8%
      1,030 Arizona Chemical Co.,
               Term Loan ...................................        5.09
                                                                      to
                                                                    6.00       02/28/13            836,973
      2,934 Becker-Underwood,
               Inc., Term Loan .............................        6.16       03/31/10
                                                                      to             to
                                                                    7.75       09/30/11          2,786,960
      2,300 Bond US Holdings, Inc.,
               Term Loan ...................................        5.47
                                                                      to
                                                                    5.85       07/10/14          1,897,500
     11,400 Brenntag Holdings
               GmbH & Co. KG,
               (Germany) Term
               Loan (a) ....................................        5.79       01/17/14
                                                                      to             to
                                                                    7.79       07/17/15         10,382,250
        998 Cristal Inorganic
               Chemicals US, Inc.,
               Term Loan ...................................        4.95       05/15/14            868,448
      9,864 Ferro Corp., Term Loan .........................        4.70
                                                                      to
                                                                    4.71       06/06/12          9,124,397
      4,130 Fibervisions Delaware
               Corp., Term Loan ............................        6.95       03/31/13          3,097,297
      2,305 Foamex LP, Term Loan ...........................        5.96
                                                                      to
                                                                    7.25       02/12/13          1,907,144
      3,002 Georgia Gulf Corp.,
               Term Loan ...................................        5.24
                                                                      to
                                                                    5.36       10/03/13          2,840,524
     15,183 Hexion Specialty
               Chemicals, Inc., Term
               Loan ........................................        4.94
                                                                      to
                                                                    5.00       05/05/13         14,352,921
      5,005 Huntsman International,
               LLC, Term Loan ..............................        4.64       04/19/14          4,857,047
      8,562 Ineos Holdings, Ltd.,
               (United Kingdom)
               Term Loan ...................................        4.89       12/16/13
                                                                      to             to
                                                                    5.39       12/23/14          8,008,382
      2,456 ISP Chemco, Inc., Term
               Loan ........................................        4.25
                                                                      to
                                                                    4.63       06/04/14          2,328,125
     13,153 Kraton Polymers, LLC,
               Term Loan ...................................        4.75       05/12/13         10,999,526
      3,109 MACDermid, Inc., Term
               Loan ........................................        4.70       04/12/14          2,829,320
      2,900 OMNOVA Solutions,
               Inc., Term Loan .............................        5.36
                                                                      to
                                                                    7.41       05/22/14          2,406,610
        898 Solutia, Inc., Term Loan .......................        8.50       02/28/14            881,292
      4,987 Univar, Inc.,
               Term Loan ...................................        5.70       10/11/14          4,657,078
      4,474 Valley National Gases,
               Inc., Term Loan .............................        4.95
                                                                      to
                                                                    5.11       02/28/14          3,993,357

      7,950 Wellman, Inc., Term
               Loan (b)(d) .................................        7.24       02/10/09
                                                                      to             to
                                                                    9.99       02/10/10          3,716,498
                                                                                            --------------
                                                                                                92,771,649
                                                                                            --------------
            CONSTRUCTION MATERIAL  3.1%
     11,760 AXIA, Inc., Term Loan ..........................        9.00       12/21/12          8,820,000
      4,334 Beacon Sales
               Acquisition, Inc., Term
               Loan ........................................        4.69
                                                                      to
                                                                    5.09       09/30/13          3,564,715
     15,229 Building Materials Corp.
               of America, Term
               Loan (a) ....................................        5.69       02/22/14
                                                                      to             to
                                                                    8.69       09/15/14         12,786,694
      5,327 Building Materials
               Holdings Corp., Term
               Loan ........................................        7.20
                                                                      to
                                                                    7.50       11/10/13          3,835,466
      4,849 Contech Construction
               Products, Inc., Term
               Loan ........................................        4.75
                                                                      to
                                                                    4.87       01/31/13          4,212,189
      1,500 Custom Building
               Products, Inc., Term
               Loan ........................................        9.72       04/29/12          1,215,000
      2,993 Panolam Industries
               International, Inc.,
               Term Loan ...................................        5.45       09/30/12          2,484,449
                                                                                            --------------
                                                                                                36,918,513
                                                                                            --------------
            CONTAINERS, PACKAGING & GLASS  5.3%
      2,494 Berlin Packaging, LLC,
               Term Loan ...................................        5.80
                                                                      to
                                                                    5.96       08/17/14          2,344,125
      5,396 Berry Plastics Group,
               Inc., Term Loan (a)(c) ......................        5.10       04/03/15          4,911,594
     11,473 Consolidated Container
               Co., LLC, Term Loan .........................        5.11       03/28/14
                                                                      to             to
                                                                    8.59       09/28/14          8,000,589
      9,248 Graham Packaging Co.,
               Term Loan ...................................        4.88
                                                                      to
                                                                    5.25       10/07/11          8,785,883
      6,223 Graphic Packaging
               International Corp.,
               Term Loan ...................................        4.70
                                                                      to
                                                                    4.92       05/16/14          5,938,407
        780 Kranson Industries, Inc.,
               Revolving Credit
               Agreement ...................................        4.97
                                                                      to
                                                                    6.25       07/31/13            703,585
     13,378 Kranson Industries, Inc.,
               Term Loan ...................................        4.91
                                                                      to
                                                                    6.75       07/31/13         12,441,227
      5,900 Packaging Dynamics,
               Term Loan ...................................        4.70       06/09/13          4,778,949
      4,045 Pertus Sechzehnte
               GmbH, (Germany)

               Term Loan ...................................        5.24       06/13/15
                                                                      to             to
                                                                    5.49       06/13/16          3,155,081
      6,026 Smurfit-Stone Container
               Corp., Revolving
               Credit Agreement ............................        2.25
                                                                      to
                                                                    6.25       11/01/09          5,535,928
      5,775 Tegrant Holding Corp.,
               Term Loan ...................................        5.43       03/08/14
                                                                      to             to
                                                                    8.18       03/08/15          3,941,437
      2,556 Unifrax Corp., Term
               Loan ........................................        5.13       05/02/13          2,390,129
                                                                                            --------------
                                                                                                62,926,934
                                                                                            --------------
            DIVERSIFIED MANUFACTURING  1.7%
      2,640 Arnold Magnectic
               Technologies Corp.,
               Term Loan ...................................        6.36       03/06/11
                                                                      to             to
                                                                    8.50       03/06/12          2,489,484
      4,500 Euramax International,
               Inc., Term Loan .............................       10.73
                                                                      to
                                                                   10.98       06/29/13          3,099,375
      3,418 Jason, Inc., Term Loan .........................        5.22       04/30/10          3,024,751
      1,500 Mueller Water Products,
               Inc., Term Loan .............................        4.62       05/24/14          1,400,625
      6,208 MW Industries, Inc.,
               Term Loan ...................................        5.87
                                                                      to
                                                                    5.89       11/01/13          5,602,785
      2,725 Wire Rope Corp. of
               America, Inc., Term
               Loan ........................................        4.95       02/08/14          2,520,493
      1,990 X-Rite, Inc., Term Loan ........................        8.19
                                                                      to
                                                                    9.50       10/24/12          1,741,250
                                                                                            --------------
                                                                                                19,878,763
                                                                                            --------------
            DURABLE CONSUMER PRODUCTS  0.3%
      3,898 Brown Jordan
               International, Inc.,
               Term Loan ...................................        6.71
                                                                      to
                                                                    8.00       04/30/12          3,625,032
                                                                                            --------------
            ECOLOGICAL  0.9%
      1,471 Energy Solutions, LLC,
               Term Loan ...................................        5.05       05/28/13          1,415,570
      1,751 Environmental Systems
               Products Holdings,
               Term Loan ...................................        9.69
                                                                      to
                                                                    9.70       09/12/12          1,724,464
      4,306 LVI Services, Inc., Term
               Loan ........................................        7.20
                                                                      to
                                                                    7.40       11/16/11          3,853,813
      1,650 Synagro Technologies,
               Inc., Term Loan .............................        7.82       10/02/14          1,179,750
      2,278 Waste Services, Inc.,
               Term Loan ...................................        5.15       03/31/11          2,260,627
                                                                                            --------------
                                                                                                10,434,224
                                                                                            --------------
            EDUCATION & CHILD CARE  3.2%
     21,907 Cengage Learning

               Holdings II, L.P., Term
               Loan ........................................        5.20
                                                                      to
                                                                    5.36       07/05/14         20,364,799
      1,743 Educate, Inc., Term
               Loan ........................................        4.95       06/14/13
                                                                      to             to
                                                                    7.95       06/14/14          1,564,430
      6,186 Education Management,
               LLC, Term Loan ..............................        4.50       06/01/13          5,533,008
     12,438 Nelson Education, Ltd.,
               (Canada) Term Loan ..........................        5.20       07/05/14         11,007,188
                                                                                            --------------
                                                                                                38,469,425
                                                                                            --------------
            ELECTRONICS 4.1%
      5,000 CommScope, Inc., Term
               Loan ........................................        5.20       12/27/14          4,781,250
     12,795 Dealer Computer
               Services, Inc., Term
               Loan ........................................        4.89       10/26/12
                                                                      to             to
                                                                    8.39       10/26/13         12,201,423
      1,478 Deutsche Connector
               Group, (France) Term
               Loan ........................................        7.40       06/22/14
                                                                      to             to
                                                                    7.65       06/22/15          1,308,978
        815 H3C Holdings, Ltd.,
               (Cayman Islands)
               Term Loan ...................................        5.63       09/28/12            696,825
      4,925 Infor Enterprise
               Solutions Holdings,
               Inc., Term Loan .............................        6.45       07/28/12          4,093,906
      1,382 Intergraph Corp., Term
               Loan ........................................        4.89
                                                                      to
                                                                    5.09       05/29/14          1,306,837
      7,390 Kronos, Inc., Term Loan ........................        4.95       06/11/14          6,734,300
      2,758 Network Solutions, LLC,
               Term Loan ...................................        5.20
                                                                      to
                                                                    5.37       03/07/14          2,303,108
      2,469 Nuance
               Communications, Inc.,
               Term Loan ...................................        5.37       03/31/13          2,312,176
      9,920 Open Solutions, Inc.,
               Term Loan ...................................        5.19       01/23/14          8,251,786
        591 Stratus Technologies,
               Inc., Term Loan .............................        6.45       03/29/11            496,440
        336 Sungard Data Systems,
               Inc., Revolving Credit
               Agreement ...................................        4.72
                                                                      to
                                                                    6.00       08/11/11            306,459
      4,806 Verint Systems, Inc.,
               Term Loan ...................................        6.24       05/25/14          4,253,526
                                                                                            --------------
                                                                                                49,047,014
                                                                                            --------------
            ENTERTAINMENT & LEISURE 8.6%
      7,382 Bombardier Capital, Inc.,
               Term Loan ...................................        5.32       06/28/13          6,557,922

      4,081 Cedar Fair, LP, Term
               Loan ........................................        4.86
                                                                      to
                                                                    6.00       08/30/12          3,892,104
      2,410 Cinemark USA, Inc.,
               Term Loan ...................................        4.46
                                                                      to
                                                                    4.82       10/05/13          2,303,685
      8,756 Fender Musical
               Instruments Corp.,
               Term Loan ...................................        6.97
                                                                      to
                                                                    7.16       06/09/14          7,267,480
      2,716 Gibson Guitar Corp.,
               Term Loan ...................................        5.20       12/29/13          2,525,531
      6,000 Hicks Sports Group,
               LLC, Term Loan ..............................        5.44       12/22/10          5,280,000
     48,380 Metro-Goldwyn-Mayer,
               Studios Inc., Term
               Loan ........................................        5.95       04/08/12         38,870,344
      4,886 Mets, LP, Term Loan ............................        4.90       07/25/10          4,543,714
      5,685 Panavision, Inc., Term
               Loan ........................................        6.40
                                                                      to
                                                                    8.36       03/30/11          4,803,540
      2,062 Playcore Holdings, Inc.,
               Term Loan ...................................        5.20
                                                                      to
                                                                    6.50       02/21/14          1,803,856
     13,200 Regal Cinemas, Inc.,
               Term Loan ...................................        4.20       10/27/13         12,564,611
        750 True Temper Sports,
               Inc., Revolving Credit
               Agreement ...................................        5.97       03/15/09            660,000
     12,454 True Temper Sports,
               Inc., Term Loan .............................        5.97       03/15/11
                                                                      to             to
                                                                    8.42       06/30/11         10,881,748
                                                                                            --------------
                                                                                               101,954,535
                                                                                            --------------
            FARMING & AGRICULTURE 0.2%
      3,000 Wm. Bolthouse Farms,
               Inc., Term Loan .............................        8.20       12/16/13          2,790,000
                                                                                            --------------
            FINANCE 7.1%
      3,458 DCS Business Services,
               Inc., Term Loan .............................        8.61       02/04/11
                                                                      to             to
                                                                   11.36       08/04/11          3,002,920
     27,915 First Data Corp., Term
               Loan ........................................        5.35       09/24/14
                                                                      to             to
                                                                    5.65       09/30/14         26,306,768
      4,789 Grosvenor Capital
               Management
               Holdings, LLP, Term
               Loan ........................................        4.71
                                                                      to
                                                                    5.06       12/05/13          4,597,792
      6,160 iPayment, Inc., Term
               Loan ........................................        4.70
                                                                      to
                                                                    4.72       05/10/13          5,112,742
     11,538 LPL Holdings, Inc.,
               Term Loan ...................................        4.70       06/28/13         10,758,981
      3,500 Metavante Corp., Term
               Loan ........................................        4.99       11/01/14          3,310,415

     10,432 National Processing Co.
               Group, Term Loan ............................        5.70       09/29/12
                                                                      to             to
                                                                    9.20       09/29/14          8,435,717
      3,333 Nuveen Investments,
               Inc., Term Loan .............................        5.70
                                                                      to
                                                                    5.89       11/13/14          3,183,853
     10,244 Oxford Acquisition III,
               Ltd., (United Kingdom)
               Term Loan ...................................        4.67       05/11/14          8,617,646
      7,475 RJO Holdings Corp.,
               Term Loan ...................................        5.89       07/12/14
                                                                      to             to
                                                                    9.62       07/12/15          5,208,125
      7,308 Transfirst Holdings, Inc.,
               Term Loan ...................................        5.45       06/15/14
                                                                      to             to
                                                                    8.70       06/15/15          5,815,632
                                                                                            --------------
                                                                                                84,350,591
                                                                                            --------------
            GROCERY  0.6%
      8,076 Roundy's Supermarkets,
               Inc., Term Loan .............................        5.47       11/03/11          7,583,341
                                                                                            --------------
            HEALTH & BEAUTY  1.6%
      6,125 American Safety Razor
               Co., Term Loan ..............................        5.13       07/31/13
                                                                      to             to
                                                                    9.14       01/30/14          5,591,108
      1,348 Bare Escentuals Beauty,
               Inc., Term Loan .............................        4.97       02/18/12          1,307,792
      6,652 Marietta Intermediate
               Holdings Corp., Term
               Loan (c) ....................................        7.72       12/17/10
                                                                      to             to
                                                                   12.18       12/17/11          4,930,464
      4,253 Philosophy, Inc., Term
               Loan ........................................        4.87
                                                                      to
                                                                    4.90       03/16/14          3,508,885
      3,332 Prestige Brands
               Holdings, Inc., Term
               Loan ........................................        5.16
                                                                      to
                                                                    6.97       04/06/11          3,223,845
                                                                                            --------------
                                                                                                18,562,094
                                                                                            --------------
            HEALTHCARE  12.1%
      7,953 American Medical
               Systems, Inc., Term
               Loan ........................................        5.38       07/20/12          7,535,870
        286 Catalent Pharma
               Solutions, Inc.,
               Revolving Credit
               Agreement ...................................        4.97
                                                                      to
                                                                    5.14       04/10/14            228,571
      7,444 Catalent Pharma,
               Solutions, Inc.,
               Term Loan ...................................        4.95       04/10/14          6,643,547
     10,922 Community Health
               Systems, Inc., Term
               Loan ........................................        5.34       07/25/14         10,479,064
      2,233 Concentra Inc., Term
               Loan ........................................        4.95       06/25/14          2,007,021

      5,360 CRC Health Group, Inc.,
               Term Loan ...................................        4.92       02/06/13          4,904,760
      8,846 DSI Renal, Inc., Term
               Loan ........................................        5.00       03/31/13          7,762,590
      1,043 Emdeon Business
               Services, LLC, Term
               Loan ........................................        4.70       11/16/13            984,550
      1,043 Genoa Healthcare
               Group, LLC, Term
               Loan ........................................        5.90
                                                                      to
                                                                    7.00       08/10/12            999,084
        543 Golden Living, Term
               Loan ........................................        5.61       03/14/11            506,068
      8,188 Harlan Sprague Dawley,
               Inc., Term Loan .............................        5.22
                                                                      to
                                                                    6.50       07/11/14          7,717,147
      1,005 HCA, Inc., Term Loan ...........................        4.70       11/17/12
                                                                      to             to
                                                                    4.95       11/17/13            953,366
     15,698 Health Management
               Associates, Inc., Term
               Loan ........................................        4.45       02/28/14         14,525,796
      4,042 HealthCare Partners,
               LLC, Term Loan ..............................        4.65       10/31/13          3,895,202
      5,958 Iasis Healthcare, LLC,
               Term Loan ...................................        4.86
                                                                      to
                                                                    6.63       03/15/14          5,709,867
     10,917 Inverness Medical
               Innovations, Inc.,
               Term Loan ...................................        4.67       06/26/14         10,135,075
      7,428 Manor Care, Inc., Term
               Loan ........................................        5.64       11/09/14          6,814,895
      2,804 Matria Healthcare, Inc.,
               Term Loan ...................................        4.70
                                                                      to
                                                                    5.08       01/19/12          2,734,013
     24,380 Multiplan, Inc., Term
               Loan ........................................        5.38       04/12/13         23,031,772
      2,000 Select Medical Corp.,
               Revolving Credit
               Agreement ...................................        2.00
                                                                      to
                                                                    5.66       02/24/11          1,700,000
      2,948 Sterigenics International,
               Inc., Term Loan .............................        5.05       11/21/13          2,609,274
      2,428 Sun Healthcare Group,
               Inc., Term Loan .............................        4.60
                                                                      to
                                                                    5.08       04/12/14          2,228,011
        336 Surgical Care Affiliates,
               LLC, Revolving Credit
               Agreement ...................................        4.95       06/29/13            265,440
     11,910 Surgical Care Affiliates,
               LLC, Term Loan ..............................        4.95       12/29/14         10,361,700
      5,763 United Surgical Partners
               International, Inc.,

               Term Loan ...................................        4.62
                                                                      to
                                                                    6.79       04/19/14          5,301,564
      4,466 Viant Holdings, Inc.,
               Term Loan ...................................        4.95       06/25/14          3,796,313
                                                                                            --------------
                                                                                               143,830,560
                                                                                            --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
            CONSUMER PRODUCTS  1.6%
      7,853 Generation Brands,
               LLC, Term Loan ..............................        5.13       12/20/12
                                                                      to             to
                                                                   10.97       06/20/13          5,251,339
        344 Hunter Fan Co.,
               Revolving Credit
               Agreement ...................................        4.72
                                                                      to
                                                                    6.50       04/16/13            271,562
      2,207 Hunter Fan Co., Term
               Loan ........................................        5.57       04/16/14
                                                                      to             to
                                                                    9.82       10/16/14          1,684,797
        495 Lenox, Inc., Term Loan .........................        7.20
                                                                      to
                                                                    7.41       04/20/13            376,200
      2,624 Mattress Holdings
               Corp., Inc., Term
               Loan ........................................        5.15       01/18/14          1,823,367
     11,100 National Bedding Co.,
               LLC, Term Loan ..............................        7.70       08/31/12          7,881,000
      1,375 Sealy Mattress Co.,
               Revolving Credit
               Agreement ...................................        4.35
                                                                      to
                                                                    4.83       04/06/10          1,251,250
                                                                                            --------------
                                                                                                18,539,515
                                                                                            --------------
            HOTELS, MOTELS, INNS & GAMING  11.9%
      7,610 BLB Worldwide
               Holdings, Inc., Term
               Loan ........................................        5.44       08/23/11
                                                                      to             to
                                                                    7.19       07/18/12          4,792,883
      8,179 Cannery Casino
               Resorts, LLC, Term
               Loan ........................................        4.92
                                                                      to
                                                                    5.40       05/18/13          7,739,154
      6,500 Golden Nugget, Inc.,
               Term Loan ...................................        4.80       06/30/14
                                                                      to             to
                                                                    6.05       12/31/14          5,310,000
      8,751 Greektown Casino, LLC,
               Term Loan ...................................        5.44
                                                                      to
                                                                    5.50       12/03/12          7,635,407
     14,684 Green Valley Ranch
               Gaming, LLC, Term
               Loan ........................................        4.67
                                                                      to
                                                                    5.09       02/16/14         11,820,731
      1,629 Greenwood Racing,
               Inc., Term Loan .............................        5.12       11/28/11          1,482,731
     55,000 Harrah's Operating Co.,
               Inc., Bridge Loan ...........................        8.25       01/28/16
                                                                                     to
                                                                               01/28/18         46,612,500
      7,974 Isle of Capri Casinos,
               Inc., Term Loan .............................        4.45       11/25/13          7,056,574
     18,176 Las Vegas Sands,
               LLC/Venetian Casino,

               Term Loan ...................................        4.45       05/23/14         16,736,787
      3,700 Magnolia Hill, LLC,
               Term Loan ...................................        6.12       10/30/13          3,478,000
      8,981 New World Gaming
               Partners Holdings,
               Ltd, Term Loan ..............................        5.19       11/14/13
                                                                                     to
                                                                               09/30/14          7,656,516
        960 Scientific Games Corp.,
               Revolving Credit
               Agreement ...................................        4.71
                                                                      to
                                                                    4.72       12/23/09            916,800
     12,300 Venetian Macau, Ltd.,
               Term Loan ...................................        4.95       05/26/12
                                                                                     to
                                                                               05/26/13         11,754,962
     10,164 Yonkers Racing Corp.,
               Term Loan ...................................        8.94       08/12/11          9,401,437
                                                                                            --------------
                                                                                               142,394,482
                                                                                            --------------
            INSURANCE  4.6%
      5,638 Alliant Holdings I,
               Inc.,Term Loan ..............................        5.70       11/01/14          5,300,033
      9,925 AmWins Group, Inc.,
               Term Loan ...................................        5.23
                                                                      to
                                                                    5.60       06/08/13          7,791,125
        655 Applied Systems, Inc.,
               Term Loan ...................................        5.20
                                                                      to
                                                                    5.41       09/26/13            609,030
      2,383 Audatex North America,
               Inc., Term Loan .............................        4.88       05/16/14          2,204,398
      3,077 Conseco, Inc., Term
               Loan ........................................        4.86       10/10/13          2,358,771
      7,837 HMSC Holdings Corp.,
               Term Loan ...................................        4.97
                                                                      to
                                                                    8.22       04/03/14
                                                                                     to
                                                                               10/03/14          5,232,562
      4,111 Hub International
               Holdings, Inc., Term
               Loan ........................................        5.20       06/13/14          3,704,944
      8,428 Mitchell International,
               Inc., Term Loan .............................        4.67
                                                                      to
                                                                    7.94       03/28/14
                                                                                     to
                                                                               03/28/15          8,051,463
      2,333 USI Holdings Corp.,
               Revolving Credit
               Agreement ...................................        5.37       05/05/13          2,016,875
      6,617 USI Holdings Corp.,
               Term Loan ...................................        5.45       05/05/14          6,219,667
     12,895 Vertafore, Inc., Term
               Loan ........................................        5.59
                                                                      to
                                                                    9.09       01/31/12
                                                                                     to
                                                                               01/31/13         11,555,497
                                                                                            --------------
                                                                                                55,044,365
                                                                                            --------------
            MACHINERY  1.1%
      3,510 Gleason, Inc., Term
               Loan ........................................        4.44
                                                                      to
                                                                    4.88       06/30/13          3,264,006
      2,000 Goodman Global, Inc.,
               Term Loan ...................................        7.50       02/13/14          1,984,376

      2,985 Mold-Masters
               Luxembourg Holdings
               SA, Term Loan ...............................        6.25       10/11/14          2,783,512
      5,201 Stolle Machinery Co.,
               LLC, Term Loan ..............................        7.00       09/29/12
                                                                      to             to
                                                                    9.40       09/29/13          4,845,634
                                                                                            --------------
                                                                                                12,877,528
                                                                                            --------------
            MEDICAL PRODUCTS & SERVICES  2.4%
      2,346 Accellent, Inc., Term
               Loan ........................................        5.84       11/22/12          2,038,087
      3,713 Advanced Medical
               Optics, Inc., Term
               Loan ........................................        4.45
                                                                      to
                                                                    6.65       04/02/14          3,452,625
      8,170 AGA Medical Corp.,
               Term Loan ...................................        4.73       04/28/13          7,434,753
      8,880 Carestream Health, Inc.,
               Term Loan ...................................        4.70
                                                                      to
                                                                    4.90       04/30/13          7,570,388
      8,500 VWR Funding, Inc.,
               Term Loan ...................................        5.20       06/29/14          7,947,500
                                                                                            --------------
                                                                                                28,443,353
                                                                                            --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  0.6%
        950 John Maneely Co., Term
               Loan ........................................        5.97
                                                                      to
                                                                    6.35       12/08/13            857,805
      6,617 Novelis Corp., Term
               Loan ........................................        4.70       07/06/14          6,302,375
                                                                                            --------------
                                                                                                 7,160,180
                                                                                            --------------
            NATURAL RESOURCES   1.9%
        741 Boston Generating,
               LLC, Revolving Credit
               Agreement (a) ...............................        5.07       12/20/13            688,937
     15,860 Boston Generating,
               LLC, Term Loan (a) ..........................        4.95
                                                                      to
                                                                    7.08       12/20/13         14,741,635
      3,080 CDX Funding, LLC,
               Term Loan ...................................        8.95       03/31/13          2,448,600
      2,946 Dresser, Inc., Term
               Loan ........................................        5.11
                                                                      to
                                                                    5.32       05/04/14          2,848,136
      2,251 Western Refining, Inc.,
               Term Loan ...................................        4.65       05/30/14          2,003,532
                                                                                            --------------
                                                                                                22,730,840
                                                                                            --------------
            NON-DURABLE CONSUMER PRODUCTS  3.9%
      4,059 Amscan Holdings, Inc.,
               Term Loan ...................................        4.86
                                                                      to
                                                                    5.34       05/25/13          3,470,445
      8,982 Easton-Bell Sports, Inc.,
               Term Loan ...................................        4.64
                                                                      to
                                                                    4.65       03/16/12          7,926,781
      9,332 Huish Detergents, Inc.,
               Term Loan ...................................        4.45       04/26/14
                                                                      to             to
                                                                    6.95       10/26/14          7,959,603

      2,553 JohnsonDiversey, Inc.,
               Term Loan ...................................        5.11       12/16/11          2,428,284
      8,776 KIK Custom Products,
               Inc., Term Loan .............................        5.17       05/31/14
                                                                      to             to
                                                                    7.92       11/30/14          4,998,322
      1,751 Mega Brands, Inc.,
               (Canada) Term Loan ..........................        8.25       07/26/12          1,575,450
        646 Spectrum Brands, Inc.,
               Revolving Credit
               Agreement ...................................        6.71       03/30/13            592,347
     12,802 Spectrum Brands, Inc.,
               Term Loan ...................................        6.71
                                                                      to
                                                                    7.10       03/30/13         11,729,944
      2,200 Targus Group
               International, Inc.,
               Term Loan ...................................       13.35       05/22/13          1,721,500
      5,231 Yankee Candle Co.,
               Inc., Term Loan .............................        4.61
                                                                      to
                                                                    4.90       02/06/14          4,776,307
                                                                                            --------------
                                                                                                47,178,983
                                                                                            --------------
            PAPER & FOREST PRODUCTS  1.2%
      2,400 Ainsworth Lumber Co.,
               Ltd., Term Loan (a) .........................        5.94       06/26/14          1,855,999
      2,504 Tidi Products, LLC,
               Term Loan ...................................        5.70
                                                                      to
                                                                    7.20       12/31/11          2,260,279
        833 Verso Paper Holdings,
               LLC, Term Loan ..............................        9.08       08/01/14            714,576
      7,626 White Birch Paper Co.,
               (Canada) Term Loan ..........................        5.45       05/08/14          5,726,892
      4,017 Xerium Technologies,
               Inc., Term Loan .............................        5.45       05/18/12          3,253,872
                                                                                            --------------
                                                                                                13,811,618
                                                                                            --------------
            PERSONAL & MISCELLANEOUS SERVICES  1.4%
      5,509 Affinion Group, Inc.,
               Term Loan (a) ...............................        5.40
                                                                      to
                                                                    5.57       10/17/12          5,206,246
      2,346 Omniflight Helicopters,
               Inc., Term Loan .............................        5.86       06/30/11
                                                                      to             to
                                                                    7.50       09/30/12          2,182,208
     10,238 Sedgwick CMS
               Holdings, Inc., Term
               Loan ........................................        4.95       01/31/13          9,277,946
                                                                                            --------------
                                                                                                16,666,400
                                                                                            --------------
            PHARMACEUTICALS  0.4%
      4,489 Generics International,
               Inc., Term Loan .............................        6.20       10/31/14          4,297,978
                                                                                            --------------
            PRINTING & PUBLISHING  18.7%
      4,963 Advanstar
               Communications, Inc.,

               Term Loan ...................................        4.92       05/31/14          3,808,719
      4,950 American Media
               Operations, Inc., Term
               Loan ........................................        6.34
                                                                      to
                                                                    8.16       01/31/13          4,535,437
      1,985 Ascend Media Holdings,
               LLC, Term Loan ..............................        6.70
                                                                      to
                                                                    7.06       01/31/12          1,042,368
      1,934 Black Press Group, Ltd.,
               (Canada) Term Loan ..........................        5.09       08/02/13          1,769,254
      6,555 Canon Communications,
               LLC, Term Loan ..............................        5.86       05/31/11          6,292,541
      1,658 Caribe Information
               Investment, Inc., Term
               Loan ........................................        4.96
                                                                      to
                                                                    5.12       03/31/13          1,492,408
     10,712 Cygnus Business
               Media, Inc., Term
               Loan ........................................        6.99
                                                                      to
                                                                    8.36       07/13/09         10,175,925
        997 DRI Holdings, Inc.,
               Term Loan ...................................        5.70       07/03/14            887,081
     11,298 Endurance Business
               Media, Inc., Term
               Loan ........................................        5.62       07/26/13
                                                                      to             to
                                                                   10.12       01/26/14          9,323,882
      1,624 FSC Acquisition, LLC,
               Term Loan ...................................        4.94
                                                                      to
                                                                    4.96       03/08/14          1,228,486
     11,752 F&W Publications, Inc.,
               Term Loan ...................................        5.42       02/05/13
                                                                      to             to
                                                                    6.85       08/05/13          8,626,616
      1,435 Gatehouse Media, Inc.,
               Revolving Credit
               Agreement ...................................        4.72
                                                                      to
                                                                    6.00       02/28/14            975,800
     11,125 Gatehouse Media, Inc.,
               Term Loan ...................................        4.72
                                                                      to
                                                                    5.09       08/28/14          7,544,141
     10,004 Haights Cross
               Operating Co., Term
               Loan ........................................        6.57
                                                                      to
                                                                    7.57       08/20/08          9,704,099
      5,431 Idearc, Inc., Term Loan ........................        4.70
                                                                      to
                                                                    4.86       11/17/14          4,494,359
      1,901 Intermedia Outdoor,
               Inc., Term Loan .............................        5.70       01/31/13          1,663,320
      6,601 Knowledgepoint360
               Group, LLC, Term
               Loan ........................................        6.32       04/26/14
                                                                      to             to
                                                                   10.07       04/26/15          6,260,505
      2,500 Local Insight Regatta
               Holdings, Inc., Term
               Loan ........................................        7.75       04/23/15          2,307,813
      3,435 MC Communications,
               LLC, Term Loan ..............................        5.37
                                                                      to
                                                                    5.58       12/31/10          2,061,228
      4,178 MediaNews Group, Inc.,

               Term Loan ...................................        4.63       12/30/10
                                                                      to             to
                                                                    5.13       08/02/13          3,138,581
     13,386 Merrill Communications,
               LLC, Term Loan ..............................        4.95       05/15/11
                                                                      to             to
                                                                    9.52       11/15/13         11,540,371
      5,970 Network
               Communications, Inc.,
               Term Loan ...................................        4.60
                                                                      to
                                                                    6.86       11/30/12          5,253,600
      8,507 Penton Media, Inc.,
               Term Loan ...................................        5.11       02/01/13
                                                                      to             to
                                                                    7.90       02/01/14          6,375,104
        478 Proquest CSA, LLC,
               Term Loan ...................................        5.14
                                                                      to
                                                                    5.69       02/09/14            450,436
      3,712 Questex Media Group,
               Inc., Term Loan .............................        6.06
                                                                      to
                                                                    7.79       05/04/14          3,452,044
     13,364 Reader's Digest
               Association, Inc.,
               Term Loan ...................................        4.71
                                                                      to
                                                                    5.06       03/02/14         11,252,361
      1,121 SGS International, Inc.,
               Term Loan ...................................        5.20
                                                                      to
                                                                    7.22       12/30/11          1,037,186
      2,444 Source Media, Inc.,
               Term Loan ...................................        4.95       11/08/11          2,236,619
      1,493 Summit Business Media
               Intermediate, Term
               Loan ........................................        5.62       07/06/14          1,291,013
      3,785 Thomas Nelson
               Publishers, Term
               Loan ........................................        4.96
                                                                      to
                                                                    5.11       06/12/12          3,122,900
     66,667 Tribune Co., Bridge
               Loan ........................................        7.54       12/20/15         56,333,333
     29,775 Tribune Co., Term Loan .........................        5.54       05/19/14         22,480,125
     11,313 Yell Group, PLC,
               (United Kingdom)
               Term Loan ...................................        4.36       04/30/11
                                                                      to             to
                                                                    4.86       02/10/13         10,071,139
                                                                                            --------------
                                                                                               222,228,794
                                                                                            --------------
            RESTAURANTS & FOOD SERVICE 3.0%
      7,788 Acosta Sales Co., Inc.,
               Term Loan ...................................        5.12       07/28/13          7,427,404
      7,352 Arby's, LLC, Term
               Loan (a) ....................................        4.95
                                                                      to
                                                                    5.15       07/25/12          6,964,151
      3,176 Center Cut Hospitality,
               Inc., Term Loan  ............................        5.58       07/06/14          2,667,840
      3,216 NPC International, Inc.,
               Term Loan ...................................        4.43
                                                                      to
                                                                    4.62       05/03/13          2,974,342
        558 OSI Restaurant
               Partners, LLC,
               Revolving Credit
               Agreement ...................................        4.92       06/14/13            486,661

      6,660 OSI Restaurant
               Partners, LLC, Term
               Loan ........................................        5.00       06/14/13          5,813,760
      2,452 Sagittarius Restaurants,
               LLC, Term Loan ..............................        9.50       03/29/13          1,888,391
      3,069 Sbarro, Inc., Term Loan ........................        7.41       01/31/14          2,531,925
      1,677 Volume Services
               America, Inc.,
               Revolving Credit
               Agreement ...................................        6.69
                                                                      to
                                                                    6.75       04/01/10          1,467,151
      3,880 Volume Services
               America, Inc., Term
               Loan ........................................        6.57
                                                                      to
                                                                    6.75       10/01/10          3,395,000
                                                                                            --------------
                                                                                                35,616,625
                                                                                            --------------
            RETAIL - OIL & GAS 0.3%
      3,777 The Pantry, Inc., Term
               Loan ........................................        4.62       05/15/14          3,201,028
                                                                                            --------------
            RETAIL - SPECIALTY 1.2%
     15,230 Nebraska Book Co.,
               Inc., Term Loan .............................        5.13
                                                                      to
                                                                    5.20       03/04/11         14,011,414
        761 Visant Holding Corp.,
               Revolving Credit
               Agreement ...................................        5.75       10/04/10            730,435
                                                                                            --------------
                                                                                                14,741,849
                                                                                            --------------
            RETAIL - STORES 5.7%
      6,943 Csk Auto, Inc., Term
               Loan ........................................        9.75       06/29/12          6,908,159
     20,000 Dollar General Corp,
               Term Loan ...................................        5.65       07/06/14         18,703,120
     11,521 General Nutrition
               Centers, Inc., Term
               Loan ........................................        4.94
                                                                      to
                                                                    4.95       09/16/13         10,246,850
      9,500 Guitar Center, Inc.,
               Term Loan ...................................        6.40       10/09/14          8,051,250
     13,612 Michael's Stores, Inc.,
               Term Loan ...................................        5.00
                                                                      to
                                                                    5.38       10/31/13         12,070,272
      3,000 Neiman Marcus Group,
               Inc., Term Loan .............................        4.76       04/06/13          2,871,876
      5,778 Sally Holdings, Inc.,
               Term Loan ...................................        5.70       11/16/13          5,517,028
      4,323 Savers, Inc., Term Loan ........................        5.48
                                                                      to
                                                                    5.50       08/11/12          4,063,699
                                                                                            --------------
                                                                                                68,432,254
                                                                                            --------------
            TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS 1.3%
      4,238 Global Tel*Link Corp.,

               Term Loan ...................................        6.20
                                                                      to
                                                                    6.56       02/14/13          3,771,859
      1,364 Hargray Acquisition Co.,
               Term Loan ...................................        4.95       06/29/14          1,234,367
      3,077 NuVox Transition
               Subsidiary, LLC, Term
               Loan ........................................        6.05       05/31/14          2,799,843
      1,482 Orius Corp., LLC, Term
               Loan (b)(d)(f) ..............................        8.50       01/23/09
                                                                      to             to
                                                                    9.00       01/23/10             20,160
      2,828 Paetec Holding Corp.,
               Term Loan ...................................        5.36       02/28/13          2,739,169
      5,102 Sorenson
               Communications, Inc.,
               Term Loan ...................................        5.20       02/16/14
                                                                      to             to
                                                                    9.70       04/27/14          4,883,751
                                                                                            --------------
                                                                                                15,449,149
                                                                                            --------------
            TELECOMMUNICATIONS - LONG DISTANCE 0.7%
      2,829 Intelsat, Ltd., (Bermuda)
               Term Loan ...................................        5.20       02/01/14          2,826,450
      6,000 Level 3
               Communications, Inc.,
               Term Loan ...................................        4.96
                                                                      to
                                                                    4.97       03/13/14          5,571,000
                                                                                            --------------
                                                                                                 8,397,450
                                                                                            --------------
            TELECOMMUNICATIONS - WIRELESS 1.4%
      5,970 Alltel Communications,
               Inc., Term Loan .............................        5.47       05/16/15          5,497,791
     10,000 Asurion Corp., Term
               Loan (a) ....................................        6.10       07/03/14          9,254,170
      1,995 MetroPCS Wireless,
               Inc., Term Loan .............................        5.00
                                                                      to
                                                                    5.50       11/03/13          1,884,800
                                                                                            --------------
                                                                                                16,636,761
                                                                                            --------------
            TEXTILES & LEATHER 1.7%
      6,009 Gold Toe Investment
               Corp., Term Loan ............................        5.62       10/30/13
                                                                      to             to
                                                                    8.87       04/30/14          4,706,659
      6,150 HBI Branded Apparel
               Ltd., Inc., Term Loan .......................        6.66       03/05/14          6,111,563
      3,850 Levi Strauss & Co.,
               Term Loan ...................................        4.99       03/27/14          3,323,832
      3,682 St. John Knits
               International, Inc.,
               Term Loan ...................................        5.90       03/21/12          3,387,410
      3,424 Varsity Brands, Inc.,
               Term Loan ...................................        5.69
                                                                      to
                                                                    7.63       02/22/14          3,235,365
                                                                                            --------------
                                                                                                20,764,829
                                                                                            --------------
            TRANSPORTATION - CARGO 0.6%
      1,084 Cardinal Logistics
               Management, Inc.,

               Term Loan ...................................        6.61       09/23/13            953,480
      4,963 JHCI Acquisitions, Inc.,
               Term Loan ...................................        5.37       06/19/14          3,895,563
      2,087 Kenan Advantage
               Group, Inc., Term
               Loan ........................................        6.20       12/16/11          1,951,035
                                                                                            --------------
                                                                                                 6,800,078
                                                                                            --------------
            TRANSPORTATION - PERSONAL  0.2%
      4,178 Coach America
               Holdings, Inc., Term
               Loan ........................................        5.45
                                                                      to
                                                                    5.55       04/20/14          2,701,689
        495 US Airways Group, Inc.,
               Term Loan ...................................        5.39       03/24/14            369,806
                                                                                            --------------
                                                                                                 3,071,495
                                                                                            --------------
            TRANSPORTATION-RAIL MANUFACTURING  0.5%
      6,780 Helm Holding Corp.,
               Term Loan ...................................        4.97
                                                                      to
                                                                    5.38       07/08/11          6,305,341
                                                                                            --------------
            UTILITIES  4.6%
      2,266 Bicent Power, LLC,
               Term Loan ...................................        4.70       06/30/14          2,127,133
     14,470 First Light Power
               Resources, Inc., Term
               Loan ........................................        5.04       11/01/13
                                                                      to             to
                                                                    7.13       05/01/14         12,599,988
      2,563 InfrastruX Group, Inc.,
               Term Loan (c) ...............................        7.36       11/03/12          2,319,818
      5,500 Longview Power, LLC,
               Term Loan ...................................        4.94
                                                                      to
                                                                    5.56       02/28/14          4,686,456
        170 Mirant North America,
               LLC, Revolving Credit
               Agreement ...................................        5.00       01/03/12            158,256
      3,284 NRG Energy, Inc., Term
               Loan ........................................        7.11       02/01/13          3,158,292
      2,175 NSG Holdings, LLC,
               Term Loan ...................................        4.35       06/15/14          2,033,721
      6,300 Primary Energy
               Operating, LLC, Term
               Loan ........................................        6.85       08/24/09          5,827,500
      8,472 Texas Competitive
               Electric Holdings Co.,
               LLC, Term Loan ..............................        6.48
                                                                      to
                                                                    6.60       10/10/14          7,978,976
      9,952 TPF Generation
               Holdings, LLC, Term
               Loan ........................................        4.70       12/15/13
                                                                      to             to
                                                                    6.95       12/15/14          9,275,068
      4,962 USPF Holdings, LLC,
               Term Loan ...................................        4.47
                                                                      to
                                                                    4.48       04/11/14          4,515,875
                                                                                            --------------

                                                                                                54,681,083
                                                                                            --------------
   TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  179.7% ................................      2,139,616,296
                                                                                            --------------

DESCRIPTION                                                                                      VALUE
----------------------------------------------------------------------------------------------------------
NOTES  1.1%
Builders FirstSource, Inc. ($8,700,000 par, 7.32% coupon, maturing
   02/15/12)  (g) .....................................................................     $    6,525,000
Compression Polymers Corp. ($2,700,000 par, 11.47% coupon, maturing
   07/01/12) (g) ......................................................................          2,207,250
Qwest Corp. ($3,500,000 par, 6.05% coupon, maturing 06/15/13)  (g).....................          3,368,750
Verso Paper Holding, LLC ($1,500,000 par, 6.99% coupon, maturing
   08/01/14) (g)(h) ...................................................................          1,410,000
                                                                                            --------------
TOTAL NOTES ...........................................................................         13,511,000
                                                                                            --------------
EQUITIES  0.0%
Aladdin Gaming Holdings, LLC (7.84% ownership interest, Acquired
   09/03/04, Cost $470,400) (i) .......................................................             15,250
Comdisco Holdings Co., Inc. (399 common shares, Acquired from 03/02/05
   to 08/15/07, Cost $0) (i)(j) .......................................................              4,010
Environmental Systems Products Holdings, Inc. (9,333 common shares,
   Acquired 09/26/07, Cost $0) (i)(j) .................................................                  0
Environmental Systems Products Holdings, Inc. (9,333 preferred shares,
   Acquired 06/26/07, Cost $449,153) (i)(j) ...........................................            233,325
Gentek, Inc. (Canada) (1,600 common shares, Acquired 09/19/06,
   Cost $0) (i)(j) ....................................................................             49,696
Gentek, Inc. (Canada) (Warrants for 2,501 common shares, Expiration date
   ranging from 10/31/08 to 10/31/10, Acquired 09/19/06, Cost $0 ) (i)(j) .............             85,910
IDT Corp. (22,898 common shares) (i) ..................................................             87,699
Railworks Corp. (Warrants for 865 common shares, Expiration date 06/14/11,
   Acquired 02/10/03, Cost $2,135,664) (i)(j) .........................................                  0
Rotech Medical Corp. (48,485 common shares, Acquired 06/12/02, Cost
   $193,940) (i)(j) ...................................................................                  0
Safelite Realty (28,448 common shares, Acquired 10/26/00, Cost $0) (i)(j) .............                  0
                                                                                            --------------
TOTAL EQUITIES ........................................................................            475,890
                                                                                            --------------
TOTAL LONG-TERM INVESTMENTS  180.8%
   (Cost $2,449,414,700) ..............................................................      2,153,603,186
                                                                                            --------------
SHORT-TERM INVESTMENTS  1.4%
REPURCHASE AGREEMENT  1.4%
State Street Bank & Trust Co. ($16,100,000 par collateralized by
   U.S. Government obligations in a pooled cash account,
   interest rate of 1.65%, dated 04/30/08, to be sold on 05/01/08

   at $16,100,738) (a).................................................................         16,100,000
TIME DEPOSIT   0.0%
State Street Bank & Trust Co. ($448,433 par, 0.60% coupon,
    dated 04/30/08, to be sold on 05/01/08 at $448,440) (a) ...........................            448,433
                                                                                            --------------
TOTAL SHORT-TERM INVESTMENTS  1.4%
   (Cost $16,548,433) .................................................................         16,548,433
                                                                                            --------------
TOTAL INVESTMENTS  182.2%
   (Cost $2,465,963,133) ..............................................................      2,170,151,619
BORROWINGS  (13.5%) ...................................................................       (161,000,000)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.8%) ...........................       (700,318,208)
LIABILITIES IN EXCESS OF OTHER ASSETS  (9.9%) .........................................       (117,810,287)
                                                                                            --------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0% .........................................     $1,191,023,124
                                                                                            ==============

Percentages are calculated as a percentage of net assets applicable to common shares.
(a)  All or a portion of this security is designated in connection with unfunded loan commitments.
(b)  This borrower has filed for protection in federal bankruptcy court.
(c)  Payment-in-kind security.
(d)  This Senior Loan interest is non-income producing.
(e)  The borrower is in the process of restructuring or amending the terms of this loan.
(f)  This borrower is currently in liquidation.
(g)  Variable rate security. Interest rate shown is that in effect at April 30, 2008.
(h)  144A-Private Placement security which is exempt from registration under Rule 144A of the Securities
     Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(i)  Non-income producing security as the stock or warrant currently does not declare dividends.
(j)  Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company.
     If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents less than 0.1%
     of the net assets applicable to common shares of the Trust.
*    Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment.
     Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur.
     As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank
     Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major
     United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or
     Borrower prior to the disposition of a Senior Loan.

RATINGS ALLOCATION AS OF 4/30/08
BBB/Baa                             0.4%
BB/Ba                              39.2
B/B                                32.2
CCC/Caa                             6.5
CC/Ca                               0.1
Non-Rated                          21.6

RATINGS ALLOCATIONS ARE AS A PERCENTAGE OF LONG-TERM DEBT OBLIGATIONS. RATINGS ALLOCATIONS BASED UPON RATINGS AS ISSUED BY STANDARD AND POOR'S AND MOODY'S, RESPECTIVELY. BANK LOANS RATED BELOW BBB BY STANDARD AND POOR'S OR BAA BY MOODY'S ARE CONSIDERED TO BE BELOW INVESTMENT GRADE.

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2008:
CREDIT DEFAULT SWAPS

                                                      PAY/
                                                    RECEIVE                NOTIONAL
                                        BUY/SELL     FIXED    EXPIRATION    AMOUNT     UPFRONT
COUNTERPARTY        REFERENCE ENTITY   PROTECTION     RATE       DATE        (000)    PAYMENTS      VALUE
Goldman Sachs       Boston
   Capital             Generating,
   Markets, L.P.       LLC             Sell            2.00%    06/20/09     $3,000        $ 0   $     6,936

Goldman Sachs       Texas
   Capital             Competitive
   Markets, L.P.       Electric
                       Holdings
                       Co., LLC        Sell            2.85     06/20/10      5,000          0        74,797

Goldman Sachs       K. Hovnanian
   Credit              Enterprises,
   Partners, L.P.      Inc.            Sell            2.15     06/20/09      1,500          0      (201,303)

Goldman Sachs       K. Hovnanian
   Credit              Enterprises,
   Partners, L.P.      Inc.            Sell            3.75     06/20/12      1,500          0      (332,927)

Goldman Sachs
   Credit           Standard Pacific
   Partners, L.P.      Corp.           Sell            3.40     03/20/14      2,500          0      (628,443)

Goldman Sachs

   Credit           Standard Pacific
   Partners, L.P.      Corp.           Sell            3.70     06/20/14      2,500          0      (608,012)
                                                                                           ---   -----------
TOTAL CREDIT DEFAULT SWAPS ........................................................        $ 0   $(1,688,952)
                                                                                           ===   ===========

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Senior Income Trust


By: /s/ Jerry W. Miller
    ----------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008


By: /s/ Stuart N. Schuldt
    --------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 19, 2008